RISK MANAGEMENT - Capital requirements (Details) - Colombia - Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Basic equity net of deductions	$ 2,091,223	$ 2,034,006
Basic additional equity	(2,063)	14,270
Stabilizations reserves	1,612,832	1,346,821
Regulatory Capital	476,328	701,455
Market risk	263,338	154,412
Operational risk exposure	1,510,032	1,401,704
Total assets weighted by risk	$ 1,096,715	$ 953,504
Solvency ratio	16.60%	27.95%